Private Placement (Details) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Jun. 30, 2021
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Initial public offering warrants (in Shares)		6,000,000	6,000,000
Share price per share		$ 11.50	$ 11.50
Gross proceeds (in Dollars)		$ 9,000,000.0	$ 9,000,000.0
Private Placement Warrants Over-Allotment [Member]
Private Placement (Details) [Line Items]
Share price per share		$ 1.50	$ 1.50
Gross proceeds (in Dollars)	$ 500,000
Initial public offering units (in Shares)	333,334